Long Term Debt	6 Months Ended
Jun. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Long Term Debt

18. LONG TERM DEBT
Long term debt consists of:

	December 31, 2017	December 31, 2016
Credit Facility	$—	$36,200
Total long-term debt	$—	$36,200

Maturity analysis of Long Term debt:

	December 31, 2017	December 31, 2016
Non-Current (1)	$—	$36,200

(1)	The Company repaid the outstanding balance of $36.2 million on September 28, 2017.
On April 15, 2015, the Company entered into a $300.0 million secured revolving credit facility with a 4-year term (the “Credit Facility”) and upfront costs of $3.0 million. On May 31, 2016, the Company amended its Credit Facility by extending the term by 1 year, with additional upfront costs of $0.4 million. As part of the amendment, the financial covenants were amended to require the Company to maintain a tangible net worth (exclusive of any prospective write-downs of certain assets) of greater than $1,036.4 million plus 50% of the positive net income from and including the fiscal quarter ended March 31, 2016. In addition, the financial covenants continue to include the requirement for the Company to maintain: (i) a leverage ratio less than or equal to 3.5:1; and (ii) an interest coverage ratio more than or equal to 3.0:1. As of December 31, 2017, the Company was in compliance with all covenants required by the Credit Facility.
The upfront costs have been recorded as an asset under the classification Prepaid expenses and other current assets and are being amortized over the life of the Credit Facility. The Credit Facility can be drawn down at any time to finance the Company’s working capital requirements, acquisitions, investments and for general corporate purposes.
At the option of the Company, amounts can be drawn under the Credit Facility and will incur interest based on the Company’s leverage ratio at either (i) LIBOR plus 2.125% to 3.125% or; (ii) the Bank of Nova Scotia’s Base Rate plus 1.125% to 2.125%. Undrawn amounts under the Credit Facility are subject to a stand-by fee of 0.478% to 0.703% per annum, dependent on the Company’s leverage ratio.
As at December 31, 2017 and December 31, 2016, $nil and $36.2 million, respectively, was drawn on the Credit Facility under LIBOR loans at an average annual rate of 2.55%. During the year ended December 31, 2017, the Company has incurred $1.3 million (2016 - $1.2 million) in standby charges on undrawn amounts and $0.9 million (2016 - $1.0 million) in interest on drawn amounts under this Facility.